Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of Inventory

(in millions of Canadian dollars)	2017	2016
Finished goods	249	219
Raw material	124	107
Supplies and spare parts	150	134
	523	460